Supplement dated January 29, 2026
to the Statement of Additional Information (SAI), as supplemented, dated January 1, 2026, for the following funds:
Fund
Columbia Funds Series Trust I
Columbia Contrarian Core Fund
Columbia Select Large Cap Growth Fund
Columbia Funds Series Trust II
Columbia Dividend Opportunity Fund
Columbia Intrinsic Value Fund
Effective immediately, the information under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI for the above referenced funds is hereby superseded and replaced with the following:
		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending March 31 – Information is as of March 31, 2025, unless otherwise noted
Select Large Cap Growth Fund	Michael Guttag(k)	6 RICs 1 PIV 17 other accounts	$15.63 billion $33.49 million $844.14 million	None	None	Columbia Management	Columbia Management
	Tiffany Wade(k)	7 RICs 4 PIVs 18 other accounts	$16.49 billion $1.48 billion $845.61 million	None	None
For Funds with fiscal year ending May 31 – Information is as of May 31, 2025, unless otherwise noted
Dividend Opportunity Fund	Yan Jin	4 RICs 1 PIV 14 other accounts	$5.01 billion $20.12 million $534.56 million	None	$500,001 – $1,000,000(a) $50,001 – $100,000(b)	Columbia Management	Columbia Management
	David King	4 RICs 1 PIV 10 other accounts	$5.01 billion $20.12 million $560.69 million	None	Over $1,000,000(a) $100,001 – $500,000(b)
	Grace Lee	4 RICs 1 PIV 12 other accounts	$5.01 billion $20.12 million $532.00 million	None	$500,001 – $1,000,000(a) $500,001 – $1,000,000(b)
Intrinsic Value Fund	Richard Taft(k)	3 RICs 2 PIVs 267 other accounts	$5.50 billion $876.80 million $3.63 billion	None	None	Columbia Management	Columbia Management
	Jeffrey Wimmer(k)	3 RICs 2 PIVs 271 other accounts	$5.50 billion $876.80 million $3.63 billion	None	None
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		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending August 31 – Information is as of August 31, 2025, unless otherwise noted
Contrarian Core Fund	Harvey Liu(k)	9 other accounts	$6.95 million	None	$10,001 – $50,000(a) $50,001 – $100,000(b)	Columbia Management	Columbia Management
	Guy Pope	6 RICs 7 PIVs 69 other accounts	$8.96 billion $2.04 billion $4.12 billion	2 other accounts ($3.03 B)	Over $1,000,000(a)
	J. Nicholas Smith(k)	21 other accounts	$125.02 million	None	$100,001 – $500,000(a) $100,001 – $500,000(b)
	Michael Welter(k)	11 other accounts	$7.57 million	None	Over $1,000,000(a) $100,001 – $500,000(b)
*
RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**
Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a)
Excludes any notional investments.
(b)
Notional investments through a deferred compensation account.
(k)
The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of December 31, 2025.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

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